Nature of business (Table)	12 Months Ended
Dec. 31, 2019
Disclosure of Nature of business [abstract]
Schedule of ownership percentage in subsidiaries
		Ownership	Ownership
		percentage	percentage
Entity Name	Country	December 31, 2019	December 31, 2018
		%	%
FV Pharma Inc.	Canada	100	100
Prismic Pharmaceuticals Inc.	USA	100	—